Receivables and Other Current Assets - Billed and Unbilled Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	€ 10,666	€ 10,891
Allowance account for credit losses of financial assets	(2,657)	(2,563)
Trade receivables pending billing
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	2,682	3,015
Allowance account for credit losses of financial assets	(25)	(16)
Amount not overdue invoiced
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	3,508	3,446
Allowance account for credit losses of financial assets	(195)	(166)
Less than 90 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	1,532	1,566
Allowance account for credit losses of financial assets	(164)	(83)
Between 90 and 180 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	519	455
Allowance account for credit losses of financial assets	(168)	(228)
Between 180 and 360 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	364	385
Allowance account for credit losses of financial assets	(212)	(244)
More than 360 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	2,061	2,024
Allowance account for credit losses of financial assets	€ (1,893)	€ (1,826)